CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Share-based compensation expenses	$ 72.8	₽ 4,193	₽ 3,422	₽ 2,718
Cost of revenues
Share-based compensation expenses	3.1	178	193	168
Product development
Share-based compensation expenses	43.0	2,477	2,238	1,860
Sales, general and administrative
Share-based compensation expenses	$ 26.7	₽ 1,538	₽ 991	₽ 690